GENERAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2013	Nov. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 34,203	$ 29,698	$ 27,337
Accumulated deficit	422,079	387,876
Net cash used in operating activities	$ 22,750	$ 28,320	$ 27,888
Percentage of workforce reduction from restructuring activities	35.00%
Research and Development Collaboration and Licensing Agreement
Upfront payment received	$ 10,000			$ 10,000
Accrued milestone payment	8,000
Potential milestone compensation	200,000			250,000
Preclinical milestone compensation				$ 23,000
Amount of investment in Compugen	$ 12,000				$ 20,000